Annual Fund Operating Expenses - Steward Covered Call Income Fund	Aug. 28, 2021
Class A
Operating Expenses:
Management Fees	0.63%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	1.54%	[1]
Total Annual Fund Operating Expenses	2.42%
Fee Waiver and/or Expense Reimbursement	1.17%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement	1.25%
Class C
Operating Expenses:
Management Fees	0.63%
Distribution (Rule 12b-1) Fees	1.00%
Other Expenses	1.33%	[1]
Total Annual Fund Operating Expenses	2.96%
Fee Waiver and/or Expense Reimbursement	0.96%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement	2.00%
Class R6
Operating Expenses:
Management Fees	0.63%
Distribution (Rule 12b-1) Fees	none
Other Expenses	1.37%	[1]
Total Annual Fund Operating Expenses	2.00%
Fee Waiver and/or Expense Reimbursement	1.10%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement	0.90%
Institutional Class
Operating Expenses:
Management Fees	0.63%
Distribution (Rule 12b-1) Fees	none
Other Expenses	1.37%	[1]
Total Annual Fund Operating Expenses	2.00%
Fee Waiver and/or Expense Reimbursement	1.00%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement	1.00%

[1]	"Other Expenses" for Class R6 are based on estimated amounts for the current fiscal year.
[2]	Crossmark has contractually agreed through August 30, 2022 to waive fees and reimburse expenses to the extent that total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, acquired fund fees and expenses and extraordinary expenses (as determined under generally accepted accounting principles)) exceed 1.25%, 2.00%, 0.90% and 1.00% for Class A, Class C, Class R6 and Institutional Class, respectively. If it becomes unnecessary for Crossmark to waive fees or make reimbursements, Crossmark may recapture any of its prior waivers or reimbursements for a period not to exceed three fiscal years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, acquired fund fees and expenses and extraordinary expenses (as determined under generally accepted accounting principles)) to exceed the applicable expense limitation in effect at the time of recoupment or in effect at the time of the waiver or reimbursement, whichever is lower. The agreement to waive fees and reimburse expenses may be terminated by the Board of Directors at any time and will terminate automatically upon termination of the Investment Advisory Agreement.